Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2016
Convertible Redeemable Preferred Shares [Abstract]
Convertible Redeemable Preferred Shares
16. Convertible Redeemable Preferred Shares

On December 31, 2009 and August 19, 2010, Alibaba acquired 39.56% of equity interest of Shanghai Baozun with preference rights (“Series A equity interests”) for a total consideration of RMB32,732.

In January and June 2011, Crescent Castle and New Access acquired 27.55% of equity interests with preferential rights (“Series B equity interests) for a total consideration of RMB119,120. In January 2011, Alibaba further acquired 7.29% of Series B equity interests for a total consideration of RMB12,859.

Series B equity interests have preferential rights to Series A equity interests and ordinary shares in respect of redemption and distribution of proceeds upon liquidation. Series A and Series B equity interests are automatically redeemed at a price equal to the subscription price plus interest at a per annum compounded rate of 12.5% in the event a Qualified IPO does not occur by December 31, 2015. Both Series A and Series B equity interests are automatically converted into ordinary shares on a 1:1 basis upon a Qualified IPO, but have no other stated conversion rights.

In September 2012, a group of investors including existing preferred share investors acquired 27.62% of equity interests with preferential rights (“Series C1 equity interests) for an aggregate consideration of RMB266,240. The difference between the fair value of Series C1 Shares of RMB270,923 as determined by the Company with the assistance of independent valuation firm and the consideration paid by the investors was recognized as a deemed dividend in the amount of RMB4,683. Series C1 equity interests have preferential rights to Series B equity interests, Series A equity interests, and ordinary shares in respect of distribution of proceeds upon liquidation. Series C1 equity interests are automatically redeemed at a price equal to the subscription price plus interest at a per annum compounded rate of 15% in the event a Qualified IPO does not occur by December 5, 2017. Series C1 equity interests are automatically converted into ordinary shares on a 1:1 basis upon a Qualified IPO, but have no other stated conversion rights.

In conjunction with the issuance of Series C1 equity interests, Shanghai Baozun modified the terms of Series A equity interests and Series B equity interests to extend the date of mandatory redemption from December 31, 2015 to December 5, 2017. Subsequent to this modification, Series C1 equity interests, Series B equity interests, and Series A equity interests contain the same terms with the exception of priority in liquidation or redemption (i.e., Series C1 equity interests have priority over Series B equity interests, which have priority over Series A equity interests, which have priority over ordinary shares). The change to Series A equity interests and Series B equity interests in September 2012 were limited to an extension of the mandatory redemption date on failure of the Company to consummate a Qualified IPO from December 31, 2015 to December 5, 2017, the Company does not consider this change as an extinguishment of Series A equity interests and Series B equity interest as the impact of this change was not significant. The extension of the mandatory redemption date did not increase the value of convertible redeemable preferred shares.

Upon the Redomiciliation as described in Note 1, Investors exchanged all of their Series A equity interests, Series B equity interests and Series C1 equity interests into 19,622,241 Series A convertible redeemable preferred shares (“Series A Shares”), 26,532,203 Series B convertible redeemable preferred shares (“Series B Shares”) and 29,056,332 Series C1 convertible redeemable preferred shares (“Series C1 Shares”) of the Company, respectively (collectively, “Preferred Shares).

In August 2014, the Company repurchased 1,925,063 ordinary shares from the Founding Shareholders at a consideration of RMB20,964. At the same time, the Company issued 1,925,063 Series C2 convertible redeemable preferred shares (“Series C2 Shares”) at a consideration of RMB20,964 to several Series C1 investors. The difference between the fair value of Series C2 Shares of RMB37,630 as determined by the Company with the assistance of independent valuation firm and the consideration paid by the investors was recognized as a deemed dividend in the amount of RMB16,666.

In October 2014, the Company issued 7,504,324 shares of Convertible Redeemable Series D Preferred Shares (“Series D shares”), par value of US$0.0001 per share to Tsubasa Corporation (“Softbank”) at a price of US$3.20 (Equivalent of RMB19.69) per share for total consideration of RMB145,746.

All of the preferred shares were converted to ordinary shares immediately upon the completion of the Group’s initial public offering on May 21, 2015.

The following is the roll forward of the carrying amounts of Series A, Series B, Series C1, Series C2 and Series D shares for the three years ended December 31, 2014, 2015 and 2016:

	Series A	Series B	Series C1	Series C2	Series D
	RMB	RMB	RMB	RMB	RMB

January 1, 2014	49,710	180,182	308,848	-	-
Issuance of Series C2 Shares	-	-	-	20,964	-
Deemed dividend from issuance of Series C2 Shares				16,666
Issuance of Series D Shares	-	-	-	-	145,746
Change in redemption value	6,214	21,943	46,328	-	4,684

December 31, 2014	55,924	202,125	355,176	37,630	150,430

Change in redemption value	1,648	5,957	12,453	-	5,274
Conversion of Series A Preferred Shares to Class A ordinary shares	(57,572)	-	-	-	-
Conversion of Series B Preferred Shares to Class A ordinary shares	-	(208,082)	-	-	-
Conversion of Series C-1 Preferred Shares to Class A ordinary shares	-	-	(367,629)	-	-
Conversion of Series C-2 Preferred Shares to Class A ordinary shares	-	-	-	(37,630)	-
Conversion of Series D Preferred Shares to Class A ordinary shares	-	-	-	-	(155,704)

December 31, 2015	-	-	-	-	-
December 31, 2016	-	-	-	-	-